Provisions - Other Foreign Subsidiaries - Fair Value Of Plan Assets and Plan Assets Allocation (Details) - Other Foreign Countries - Foreign defined benefit plans [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	6.00%	7.00%	12.00%
Debt instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	84.00%	88.00%	84.00%
Investment property [Member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	3.00%	1.00%	1.00%
Other assets Member
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	7.00%	4.00%	3.00%
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 8,445	€ 7,008	€ 8,458
Net inclusion of entities in the Group	166	154	9
Expected return on plan assets	732	732	667
Benefits paid	(683)	(637)	(594)
Benefits paid due to settlements	(24)	(1,328)
Contributions	94	559	109
Liquidation gains/(losses)			1
Actuarial gains/(losses)	203	687	43
Exchange differences and other items	(1,006)	1,270	(1,685)
Fair value of plan assets at end of year	€ 7,927	€ 8,445	€ 7,008